Ownership, Nature of Business - Goodwill and other intangibles (Details) - USD ($) $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and other intangibles
Amortization of Intangible Assets		$ 23
Goodwill and other intangible assets			$ 14,451
Customer list for the internet business and Florida acquisition
Goodwill and other intangibles
Amortization period				3 years	5 years	7 years
Predecessor
Goodwill and other intangibles
Amortization of Intangible Assets			$ 630		$ 496	$ 664
Segment impairment					113,753	28,949
Predecessor | Retail segment impairment
Goodwill and other intangibles
Segment impairment	$ 28,949				$ 113,753	$ 28,949